SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
The Company’s gold mines are divided into geographic segments as follows:
•Burkina Faso - Essakane mine;
•Suriname - Rosebel mine and Saramacca pit;
•Canada - Doyon division, including Westwood mine;
The Company’s non-gold segments are divided as follows:
•Côté Gold Project;
•Exploration and evaluation and development; and
•Corporate - includes royalty interests located in Canada and investments in associate and incorporated joint ventures.

	December 31, 2020			December 31, 2019
	Total non- current assets	Total assets	Total liabilities	Total non- current assets	Total assets	Total liabilities
Gold mines
Burkina Faso	$976.9	$1,332.5	$284.4	$958.1	$1,255.6	$254.2
Suriname	698.5	1,003.4	399.0	756.1	938.5	360.8
Canada	331.7	349.0	205.9	315.4	338.9	203.7
Total gold mines excluding incorporated joint ventures	2,007.1	2,684.9	889.3	2,029.6	2,533.0	818.7
Côté Gold Project[1]	566.8	618.2	35.6	457.0	460.8	8.2
Exploration and evaluation and development	85.7	234.3	11.6	53.7	144.7	5.4
Corporate[2]	99.2	616.9	672.3	58.8	723.6	611.0
Total per consolidated financial statements	$2,758.8	$4,154.3	$1,608.8	$2,599.1	$3,862.1	$1,443.3
1 The Côté Gold Project is considered a separate operating segment following the decision to proceed with construction as the financial information for the Project is reviewed regularly by the Company’s CODM to assess the performance of the Project and to make resource allocation decisions. The Project includes the financial information of the Côté Gold Unincorporated Joint Venture (the "UJV") as well as other financial information for Côté Gold outside of the UJV.
2 The carrying amount of the Investment in incorporated joint ventures is included in the corporate segment as non-current assets.
Year ended December 31, 2020

	Consolidated statements of earnings (loss) information								Capital expenditures[4]
	Revenues	Cost of sales[1]	Depreciation expense[2]	General and administrative[3]	Exploration	Impairment (Reversal)	Other	Earnings (loss) from operations
Gold mines
Burkina Faso	$715.0	$408.0	$166.7	$—	$—	$(45.8)	$14.8	$171.3	$113.7
Suriname	380.5	231.1	70.8	—	3.4	—	28.7	46.5	67.8
Canada	146.2	95.6	17.5	—	—	—	29.0	4.1	21.2
Total gold mines excluding incorporated joint ventures	1,241.7	734.7	255.0	—	3.4	(45.8)	72.5	221.9	202.7
Côté Gold Project[5]	—	—	—	—	2.7	—	—	(2.7)	73.1
Exploration and evaluation and development[6]	—	—	—	—	21.8	—	0.7	(22.5)	16.1
Corporate[7]	—	—	1.7	46.8	—	—	2.8	(51.3)	0.8
Total per consolidated financial statements	$1,241.7	$734.7	$256.7	$46.8	$27.9	$(45.8)	$76.0	$145.4	$292.7
1 Excludes depreciation expense.
2 Depreciation expense excludes depreciation related to Corporate assets, which is included in General and administrative expenses.
3 Includes depreciation expense relating to Corporate and Exploration and evaluation assets.
4 Includes cash expenditures for Property, plant and equipment and Exploration and evaluation assets.
5 The Côté Gold Project is considered a separate operating segment following the decision to proceed with construction as the financial information for the Project is reviewed regularly by the Company’s CODM to assess the performance of the Project and to make resource allocation decisions. The Project includes the financial information of the Côté Gold Unincorporated Joint Venture (the "UJV") as well as other financial information for Côté Gold outside of the UJV.
6 Closed site costs on Exploration and evaluation properties included in Other expenses.
7 Includes earnings from royalty interests.
Year ended December 31, 2019

	Consolidated statements of earnings (loss) information								Capital expenditures[4]
	Revenues	Cost of sales[1]	Depreciation expense[2]	General and administrative[3]	Exploration	Impairment (Reversal)	Other	Earnings (loss) from operations
Gold mines
Burkina Faso	$579.2	$365.4	$149.0	$—	$—	$(109.5)	$1.5	$172.8	$101.0
Suriname	352.5	255.8	70.6	—	3.7	—	3.9	18.5	83.7
Canada	133.6	99.4	48.1	—	—	395.0	27.8	(436.7)	31.7
Total gold mines excluding incorporated joint ventures	1,065.3	720.6	267.7	—	3.7	285.5	33.2	(245.4)	216.4
Côté Gold Project[5]	—	—	—	—	2.2	—	—	(2.2)	31.3
Exploration and evaluation and development[6]	—	—	—	—	28.6	—	0.3	(28.9)	—
Corporate[7]	—	—	7.4	42.0	—	2.3	9.9	(61.6)	3.7
Total per consolidated financial statements	$1,065.3	$720.6	$275.1	$42.0	$34.5	$287.8	$43.4	$(338.1)	$251.4
1Excludes depreciation expense.
2Depreciation expense excludes depreciation related to Corporate assets, which is included in General and administrative expenses.
3Includes depreciation expense relating to Corporate and Exploration and evaluation assets.
4Includes cash expenditures for Property, plant and equipment, Exploration and evaluation assets and finance lease payments.
5The Côté Gold Project is considered a separate operating segment following the decision to proceed with construction as the financial information for the Project is reviewed regularly by the Company’s CODM to assess the performance of the Project and to make resource allocation decisions. The Project includes the financial information of the Côté Gold Unincorporated Joint Venture (the "UJV") as well as other financial information for Côté Gold outside of the UJV.
6Closed site costs on Exploration and evaluation properties included in Other expenses.
7Includes earnings from royalty interests.